Accumulated other comprehensive income	12 Months Ended
Mar. 31, 2026
Equity [Abstract]
Accumulated other comprehensive income
20. Accumulated other comprehensive income
The below table presents the changes in AOCI after income tax for the fiscal years ended March 31, 2025 and March 31, 2026.

	AFS debt securities		Foreign currency translation reserve		Long-duration insurance contract		Total
	(In millions)
Balance, March 31, 2024	Rs.	(7,505.2)	Rs.	7,441.8	Rs.	(15,477.0)	Rs.	(15,540.4)
Net unrealized gain/ (loss) arising during the period		145,589.7		2,004.3		—		147,594.0
Amounts reclassified to income		9,835.5		—		—		9,835.5
Long-duration insurance contract discount rate change		—		—		(59,827.6)		(59,827.6)
Transferred to undistributed policyholders earnings account		(58,778.7)		—		75,304.6		16,525.9
Less: Other comprehensive income attributable to shareholders of noncontrolling interest		1,361.3		32.0		—		1,393.3

Balance, March 31, 2025	Rs.	87,780.0	Rs.	9,414.1	Rs.	—	Rs.	97,194.1

Particulars	AFS debt securities		Foreign currency translation reserve		Past service cost		Long-Duration Insurance Contract		Total
	(In millions)
Balance, March 31, 2025	Rs.	87,780.0	Rs.	9,414.1	Rs.	—	Rs.	—	Rs.	97,194.1
Net unrealized gain/ (loss) arising during the period		(291,560.2)		8,562.3		—		—		(282,997.9)
Past Service cost recognised due to plan amendment		—		—		(7,366.8)		—		(7,366.8)
Amounts reclassified to income		(42,535.5)		—		—		—		(42,535.5)
Amortization of past service cost		—		—		842.9		—		842.9
Long-duration insurance contract discount rate change		—		—		—		184,210.0		184,210.0
Transferred to undistributed policyholders earnings account		169,910.0		—		797.5		(184,210.0)		(13,502.5)
Less: Other comprehensive income attributable to shareholders of noncontrolling interest		(1,763.9)		125.1		(86.4)		—		(1,725.2)

Balance, March 31, 2026	Rs.	(74,641.8)	Rs.	17,851.3	Rs.	(5,640.0)	Rs.	—	Rs.	(62,430.5)

Balance, March 31, 2026	US$	(795.5)	US$	190.3	US$	(60.1)	US$	—	US$	(665.4)

The below table presents the reclassification out of accumulated other comprehensive income by income line item and the related income tax effect for the fiscal years ended March 31, 2025 and March 31, 2026.

	As of March 31,
	2025		2026		2026
	(In millions)
AFS debt securities:
Realized (gain)/loss on sales of AFS debt securities, net	Rs.	13,418.4	Rs.	(56,422.9)	US$	(601.3)
Amortization of past service cost				1,119.9		11.9

Total before income tax	Rs.	13,418.4	Rs.	(55,303.0)	US$	(589.4)
Income tax		(3,582.9)		13,610.4		145.1

Net of income tax	Rs.	9,835.5	Rs.	(41,692.6)	US$	(444.3)